Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill	$ 3,978,065	$ 3,993,007
Exchange differences	(705,812)	(14,942)
Additions from acquisition (note 33(D))	33,800,276
Impairment loss (note 8(c))	(3,272,253)
Goodwill	$ 33,800,276	$ 3,978,065